CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
NON-CURRENT ASSETS
Property, plant and equipment	$ 557,170	$ 517,403
Prepaid taxes	3,275	3,823
Other financial assets	10,570	22,110
Deferred income tax asset	31,793	27,636
Prepayments and other receivables	219	235
TOTAL NON-CURRENT ASSETS	603,027	571,207
CURRENT ASSETS
Inventories	9,309	5,738
Trade receivables	16,215	19,519
Prepayments and other receivables	9,489	7,518
Prepaid taxes	45,170	26,048
Derivative financial instrument assets	27,539	0
Other financial assets	898	21,378
Cash and cash equivalents	127,727	134,755
Assets held for sale	23,286	0
TOTAL CURRENT ASSETS	259,633	214,956
TOTAL ASSETS	862,660	786,163
Equity attributable to owners of the Company
Share capital	60	61
Share premium	237,840	239,191
Reserves	111,809	129,606
Accumulated losses	(206,688)	(283,933)
Attributable to owners of the Company	143,021	84,925
Non-controlling interest	0	41,915
TOTAL EQUITY	143,021	126,840
NON-CURRENT LIABILITIES
Borrowings	429,027	418,540
Provisions and other long-term liabilities	42,577	46,284
Deferred income tax liability	14,801	2,286
Trade and other payables	14,789	25,921
TOTAL NON-CURRENT LIABILITIES	501,194	493,031
CURRENT LIABILITIES
Borrowings	17,975	7,664
Derivative financial instrument liabilities	0	19,289
Current income tax liabilities	58,776	42,942
Trade and other payables	131,420	96,397
Liabilities associated with assets held for sale	10,274	0
TOTAL CURRENT LIABILITIES	218,445	166,292
TOTAL LIABILITIES	719,639	659,323
TOTAL EQUITY AND LIABILITIES	$ 862,660	$ 786,163